S000010413 [Member] Expense Example - AB International Value Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 540
Expense Example, with Redemption, 3 Years	871
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	2,220
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296	[1]
Expense Example, with Redemption, 3 Years	702
Expense Example, with Redemption, 5 Years	1,234
Expense Example, with Redemption, 10 Years	2,497
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	1,598
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	$ 1,524

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.